Leases - Maturities of Lease Liabilities (Details) $ in Millions	Jun. 28, 2020 USD ($)
Operating Leases
June 27, 2021	$ 5.3
June 26, 2022	3.8
June 25, 2023	1.8
June 30, 2024	0.9
June 29, 2025	0.8
Thereafter	0.4
Total lease payments	13.0
Imputed lease interest	(0.7)
Total lease liabilities	12.3
Finance Leases
June 27, 2021	3.9
June 26, 2022	1.7
June 25, 2023	0.7
June 30, 2024	0.7
June 29, 2025	0.7
Thereafter	15.2
Total lease payments	22.9
Imputed lease interest	(7.9)
Total lease liabilities	15.0
Total
June 27, 2021	9.2
June 26, 2022	5.5
June 25, 2023	2.5
June 30, 2024	1.6
June 29, 2025	1.5
Thereafter	15.6
Total lease payments	35.9
Imputed lease interest	(8.6)
Total lease liabilities	$ 27.3